CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Total	Share capital	Capital surplus	Other components of equity	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2019	₩ 115,766	₩ 115,544	₩ 3,474	₩ 27,128	₩ 274	₩ 84,668	₩ 222
Total comprehensive income (loss) for the year
Profit (loss) for the year	62,556	62,703				62,703	(147)
Remeasurement of defined benefit liabilities	0
Foreign currency translation adjustments	(1,319)	(1,319)			(1,319)
Total comprehensive income (loss) for the year	61,237	61,384			(1,319)	62,703	(147)
Transaction with owners, recognized directly in equity
Equity transaction	(17)	(18)		(18)			1
Non-controlling interests	362						362
Ending balance at Dec. 31, 2020	177,348	176,910	3,474	27,110	(1,045)	147,371	438
Total comprehensive income (loss) for the year
Profit (loss) for the year	65,880	65,947				65,947	(67)
Remeasurement of defined benefit liabilities	(3)	(2)			(2)		(1)
Foreign currency translation adjustments	3,274	3,227			3,227		47
Total comprehensive income (loss) for the year	69,151	69,172			3,225	65,947	(21)
Transaction with owners, recognized directly in equity
Equity transaction	342	(12)		(12)			354
Ending balance at Dec. 31, 2021	246,841	246,070	3,474	27,098	2,180	213,318	771
Total comprehensive income (loss) for the year
Profit (loss) for the year	83,058	83,162				83,162	(104)
Remeasurement of defined benefit liabilities	(4)	(3)			(3)		(1)
Foreign currency translation adjustments	285	298			298		(13)
Total comprehensive income (loss) for the year	83,339	83,457			295	83,162	(118)
Ending balance at Dec. 31, 2022	₩ 330,180	₩ 329,527	₩ 3,474	₩ 27,098	₩ 2,475	₩ 296,480	₩ 653